Corporate Transactions - Disclosure of Detailed Information about Acquisitions (Details) - USD ($) $ in Thousands	Apr. 16, 2021	Apr. 07, 2021
Greenstone
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 95
Trade and other receivables	21
Restricted cash	1,043
Mineral properties, plant and equipment	59,078
Other assets	10
Accounts payable and accrued liabilities	(287)
Other liabilities	(27)
Fair value of net assets acquired	$ 59,933
Premier
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		$ 8,267
Trade and other receivables		13,165
Inventories		11,987
Restricted cash		8,333
Mineral properties, plant and equipment		576,803
Investment in associate		79,001
Other assets		4,399
Accounts payable and accrued liabilities		(18,002)
Loans and borrowings and accrued interest		(17,649)
Stream arrangement		(40,369)
Reclamation and closure cost provisions		(13,481)
Deferred tax liabilities		(121,931)
Other liabilities		(818)
Fair value of net assets acquired		$ 489,705